Depreciation and amortization	12 Months Ended
Dec. 31, 2022
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation and amortization
21.
Depreciation and amortization

Depreciation and amortization for the years ended December 31, 2020, 2021 and 2022 were comprised of the following:

	2020		2021		2022
Depreciation	Ps.	495,292	Ps.	546,128	Ps.	728,860
Amortization		1,505,069		1,504,411		1,584,461
	Ps.	2,000,361	Ps.	2,050,539	Ps.	2,313,321